Shareholder Report, Average Annual Return (Details)		1 Months Ended	12 Months Ended		60 Months Ended	114 Months Ended	120 Months Ended
	Dec. 22, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000108407
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst Dynamic Alpha Fund
Average Annual Return, Percent			11.21%		8.90%		10.16%
C000108408
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst Dynamic Alpha Fund
C000142551
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
C000142728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
Average Annual Return, Percent			20.59%		9.65%	1.63%
C000142729
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Catalyst Energy Infrastructure Fund
C000142730
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Catalyst Energy Infrastructure Fund
C000102754
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst Insider Buying Fund
Average Annual Return, Percent			31.02%		0.41%		2.58%
C000102755
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst Insider Buying Fund
C000142548
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
C000111981
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst/Lyons Tactical Allocation Fund
Average Annual Return, Percent			4.28%		4.62%		5.09%
C000111982
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst/Lyons Tactical Allocation Fund
C000142553
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catalyst/Lyons Tactical Allocation Fund
C000102760
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst/MAP Global Equity Fund
Average Annual Return, Percent			2.96%		4.63%		5.21%
C000102761
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst/MAP Global Equity Fund
C000142550
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Without Sales Load [Member] | C000108407
Average Annual Return [Line Items]
Average Annual Return, Percent			17.99%		10.20%		10.81%
Without Sales Load [Member] | C000108408
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%		9.39%		9.98%
Without Sales Load [Member] | C000142551
Average Annual Return [Line Items]
Average Annual Return, Percent			18.27%		10.47%		11.08%
Without Sales Load [Member] | C000142728
Average Annual Return [Line Items]
Average Annual Return, Percent			27.93%		10.95%	2.27%
Without Sales Load [Member] | C000142729
Average Annual Return [Line Items]
Average Annual Return, Percent			26.99%		10.15%	1.53%
Without Sales Load [Member] | C000142730
Average Annual Return [Line Items]
Average Annual Return, Percent			28.21%		11.25%	2.53%
Without Sales Load [Member] | C000102754
Average Annual Return [Line Items]
Average Annual Return, Percent			39.01%		1.61%		3.19%
Without Sales Load [Member] | C000102755
Average Annual Return [Line Items]
Average Annual Return, Percent			37.98%		0.85%		2.43%
Without Sales Load [Member] | C000142548
Average Annual Return [Line Items]
Average Annual Return, Percent			39.39%		1.88%		3.47%
Without Sales Load [Member] | C000111981
Average Annual Return [Line Items]
Average Annual Return, Percent			10.65%		5.87%		5.71%
Without Sales Load [Member] | C000111982
Average Annual Return [Line Items]
Average Annual Return, Percent			9.81%		5.08%		4.92%
Without Sales Load [Member] | C000142553
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%		6.14%		5.98%
Without Sales Load [Member] | C000102760
Average Annual Return [Line Items]
Average Annual Return, Percent			9.24%		5.88%		5.84%
Without Sales Load [Member] | C000102761
Average Annual Return [Line Items]
Average Annual Return, Percent			8.40%		5.08%		5.03%
Without Sales Load [Member] | C000142550
Average Annual Return [Line Items]
Average Annual Return, Percent			9.54%		6.14%		6.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%	12.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%	12.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%	12.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Gross (USD)
Average Annual Return, Percent			19.92%		11.28%		8.99%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Gross (USD)
Average Annual Return, Percent			19.92%		11.28%		8.99%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Gross (USD)
Average Annual Return, Percent			19.92%		11.28%		8.99%
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent			25.51%		7.06%	(0.03%)
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent			25.51%		7.06%	(0.03%)
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent			25.51%		7.06%	(0.03%)
Lipper Flexible Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Lipper Flexible Portfolio Index
Average Annual Return, Percent			11.52%		7.01%		5.86%
Lipper Flexible Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Lipper Flexible Portfolio Index
Average Annual Return, Percent			11.52%		7.01%		5.86%
Lipper Flexible Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Flexible Portfolio Index
Average Annual Return, Percent			11.52%		7.01%		5.86%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent			14.76%		7.81%		6.16%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent			14.76%		7.81%		6.16%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent			14.76%		7.81%		6.16%